Cover	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2026
Entity File Number	0-16244
Entity Registrant Name	VEECO INSTRUMENTS INC.
Entity Central Index Key	0000103145
Entity Tax Identification Number	11-2989601
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Terminal Drive
Entity Address, City or Town	Plainview
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11803
City Area Code	516
Local Phone Number	677-0200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	VECO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false